                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04656
                  ---------------------------------------------

                               ELLSWORTH FUND LTD.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               ELLSWORTH FUND LTD.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


Registrant's telephone number, including area code: (973)631-1177

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

                               ELLSWORTH FUND LTD.

                               2006 ANNUAL REPORT
                               SEPTEMBER 30, 2006

Ellsworth Fund LTD. (successor to Ellsworth Convertible Growth and Income Fund, Inc.) operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital apprectiation -- which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                                   HIGHLIGHTS

PERFORMANCE THROUGH SEPTEMBER 30, 2006 WITH DIVIDENDS REINVESTED

                                              Calendar               Annualized         10 Year
                                                YTD     1 Year    5 Years  10 Years    Volatility
                                                ---     ------    -------  --------    ----------
  Ellsworth market price ....................   7.92%    8.76%     3.91%     9.00%       11.16%
  Ellsworth net asset value .................   7.89     6.84      6.01      7.46        12.43
  Closed-end convertible fund average .......   8.26     7.80      7.30      7.10         9.30
  S&P 500 Index .............................   8.53    10.79      6.96      8.58        20.42
  Merrill Lynch All Convertibles Index ......   7.45     7.94      8.15      8.42        17.64
  Lehman Aggregate Bond Total Return Index ..   3.06     3.67      4.81      6.42         4.21

The above data is from Bloomberg L.P. pricing service, with the exception of the Lehman Aggregate Bond Total Return Index which is from Lipper, Inc. Closed-End Fund Performance Analysis, dated September 30, 2006.

Ellsworth's performance in the table above has not been adjusted for the fiscal 2004 rights offering; net asset value dilution was 2.21%. Volatility is a measure of risk based on the standard deviation of the return. The greater the volatility, the greater the chance of a profit or risk of a loss. Performance data represent past results and do not reflect future performance.

--------------------------------------------------------------------------------

QUARTERLY HISTORY OF NAV AND MARKET PRICE

               Net Asset Values            Market Prices (AMEX, symbol ECF)
Qtr. Ended     High         Low      Close     High       Low      Close
----------     -----       -----     -----     -----     -----     -----
 Dec. 05       $9.29       $8.82     $9.10     $7.89     $7.42     $7.80
 Mar. 06        9.52        9.19      9.51      8.19      7.72      8.14
 Jun. 06        9.64        9.06      9.29      8.17      7.76      7.95
 Sept.06        9.63        9.13      9.60      8.21      7.62      8.20

--------------------------------------------------------------------------------

DIVIDEND DISTRIBUTIONS (12 MONTHS)

 Record          Payment                    Capital    *Corporate
  Date             Date           Income     Gains     Deduction
--------         --------        -------    -------    ----------
10/27/05         11/23/05        $0.0975       --         22%
 2/13/06          2/27/06         0.0700       --         24
 5/16/06          5/30/06         0.0700       --         24
 8/16/06          8/30/06         0.0700       --         24
                                 -------
                                 $0.3075
                                 =======

* Percentage of each ordinary income distribution qualifying for the corporate dividend received tax deduction.

--------------------------------------------------------------------------------
To Our Shareholders ------------------------------------------------------------

November 10, 2006

For the fiscal year ended 2006 Ellsworth has declared a distribution of 39.5 cents per share, 26.5 cents of which is derived from realized long-term capital gains. Our largest realized gains came from our energy industry investments in Valero Energy, The Williams Companies and Maverick Tube. While we did take some losses (banking and pharmaceuticals had the largest realized losses), the gains we made in the energy sector were bigger.

While the convertible securities market as a whole continues to provide attractive investment opportunities, it appears to be at a modest premium to certain measures of theoretical value. Citigroup has measured the average current yield of their convertible index at 3.2%, down from 3.7% a year ago, while the average premium has dropped to 27.6%, down from 33.5% a year ago; these imply a more equity sensitive convertible market. This leads us to the conclusion that convertibles as a group appear to be fairly valued, and opportunities are more likely to be found in individual convertible issues with compelling underlying common stocks.

As cited above, the Fund made profits from its energy holdings. These holdings have been less profitable since early summer but we still believe that energy is attractive due to our expectation of global economic growth. The Fund's exposure to banking, entertainment and retail has been helpful of late. On the other hand, performance has been hurt by our exposure to aerospace and defense.

As seen in the Highlights section of this report, we have added a new column which reflects the ten year volatility (as measured by the standard deviation) of the various performance figures. We have also added the Merrill Lynch
All Convertibles Index, a market-weighted index consisting of every domestic security in the convertibles universe rated B- or higher, and with a market value of more than $50 million at the time of inclusion. We believe this index provides a useful comparison to the Fund's performance because over the past five years while the Fund has remained predominately invested in convertibles, many of our peers have migrated away from such a predominance to a mixture of convertibles and non-convertibles.

On December 31, 2006 boardmember Donald M. Halsted, Jr. will retire. He is one of the Fund's original independent trustees. Mr. Halsted has been indispensable and his contributions to the Fund's governance are too many to recount here. He served on the Audit and Governance Committees and was the prime mover of the Board's retirement policy. We will miss his presence.

Visit our website, www.ellsworthfund.com, for additional information such as a monthly portfolio summary which lists the Fund's largest holdings. Quarterly updates may be found in the Financial Reports section, and other financial data is often included in press releases.

continued on the following page

--------------------------------------------------------------------------------
To Our Shareholders (continued)-------------------------------------------------

At its October 16, 2006 meeting, the Board of Trustees declared a distribution of $0.395 per share. The distribution consists of $0.13 undistributed net investment income and $0.265 long-term capital gains, payable on November 22, 2006 to shareholders of record on October 27, 2006.

The 2007 annual meeting of shareholders will be held on January 12, 2007. Time and location will be included in the proxy statement, scheduled to be mailed to shareholders on November 28, 2006. All shareholders are welcome to attend, we hope to see you there.

/s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board

--------------------------------------------------------------------------------
Major Portfolio Changes by underlying common stock ----------------------------- Six months ended September 30, 2006

ADDITIONS                                 REDUCTIONS
Advanced Micro Devices, Inc.              Broadwing Corp.
 (exchangeable from The Goldman Sachs     Casual Male Retail Group, Inc.
  Group, Inc.)                            Coherent, Inc.
Alleghany Corp.                           Comverse Technology, Inc.
Alliant Techsystems Inc.                  Constellation Brands, Inc.
American Medical Systems Holdings, Inc.   Freeport-McMoRan Copper and Gold, Inc.
Bristow Group Inc.                        Hess Corp.
Corning Inc.                              Lucent Technologies, Inc.
 (exchangeable from Credit Suisse         Maverick Tube Corp.
  First Boston (USA), Inc.)               St. Jude Medical, Inc.
MedImmune, Inc.                           Teva Pharmaceutical Industries Ltd.
Nabors Industries, Inc.                    (convertible from Teva Pharmaceutical
Rentech Inc.                                Finance Co., LLC)
SanDisk Corp.                             The TJX Companies, Inc.
Symantec Corp.                            Washington Mutual, Inc.
Trinity Industries, Inc.

Page 2

--------------------------------------------------------------------------------
Largest Investment Holdings by underlying common stock--------------------------

                                                                           Value     % Total
                                                                          (Note 1)   Net Assets
                                                                         ----------  ----------
The Walt Disney Company................................................. $4,237,500    3.5%
 An entertainment company whose operations include media networks, studio entertainment, theme parks and resorts, consumer products, and
 Internet and direct marketing.

Nuveen Investments, Inc.................................................  3,411,365    2.9
 The company's principal activities are asset management and related research, and the development, marketing and distribution of investment products and services.  Nuveen provides its services through financial advisors who serve the affluent and high net worth market segments.
 (exchangeable from Merrill Lynch & Co., Inc. and Morgan Stanley, Inc.)

Chesapeake Energy Corp..................................................  2,602,290    2.2
 Produces oil and natural gas.  The company's operations are focused on developmental drilling and producing property acquisitions in onshore natural gas producing areas of the United States and Canada.

Advanced Micro Devices, Inc.............................................  2,489,636    2.1
 Supplies integrated circuits for the personal and networked computer and communications markets.  The company produces microprocessors, flash memory devices and circuitry for communications and networking applications.(exchangeable from The Goldman Sachs Group, Inc.)

Genworth Financial, Inc.................................................  2,486,250    2.1
 Provides life insurance products, long-term care insurance and mortgage guarantee insurance coverage on residential mortgage loans.
 (exchangeable from Citigroup Funding Inc.)

The St. Paul Travelers Companies, Inc...................................  2,462,000    2.1
 Provides a broad range of insurance products and services for the commercial and consumer markets.

MetLife, Inc............................................................  2,376,800    2.0
 Provides insurance and financial services to a range of individual and institutional customers.

Schering-Plough Corp....................................................  2,223,600    1.9
 Is a worldwide pharmaceutical company that discovers and markets new therapies and treatment programs.  The company's core product groups include allergy/respiratory, anti-infective/anticancer, dermatalogics, and cardiovasculars, as well as an animal health business.

Celanese Corp...........................................................  2,214,400    1.8
 Is a global industrial chemicals company that processes raw materials and natural products into chemicals and chemical-based products.

Intel Corp..............................................................  2,178,620    1.8
 Designs, manufactures, and sells computer components and related       -----------   -----
 products.  The company's major products include microprocessors and chipsets. (convertible from Intel Corp. and exchangeable from
 Citgroup Funding Inc.)

Total...................................................................$26,682,461   22.4%
                                                                        ===========   =====

Page 3

--------------------------------------------------------------------------------
MAJOR INDUSTRY EXPOSURE---------------------------------------------------------

                       ----------
  Aerospace & Defense            5.5%
                       ----------
                       ----------
Banking/Savings & Loan           5.6%
                       ----------
                       ---
             Chemicals    3.2%
                       ---
                       ------------------
               Energy                    9.3%
                       ------------------
                       ----------
          Entertainment          5.2%
                       ----------
                       ---------------------------
  Financial & Insurance                           16.2%
                       ---------------------------
                       -----
            Health Care     3.9%
                       -----
                       -----------------
        Pharmaceuticals                 10.5%
                       -----------------
                       --------------------------------------
             Technology                                      18.6%
                       --------------------------------------
                       ----
     Telecommunications    3.4%
                       ----

--------------------------------------------------------------------------------
DIVERSIFICATION OF ASSETS-------------------------------------------------------

                                                                               % Total Net Assets
                                                                                   September 30,
                                                              Value             -----------------
                                              Cost          (Note 1)             2006        2005
                                         ------------      ------------         -----       -----

Aerospace and Defense . . . . . . ..     $  7,060,667      $  6,503,463           5.4%        0.8%
Automotive . . . . . . . . . . . . .               --                --            --         2.3
Banking/Savings and Loan . . . . . .        6,617,651         6,689,400           5.6         7.2
Building Products . . . . . . . . ..        1,938,970         1,883,000           1.6          --
Chemicals . . . . . . . . . . . . ..        3,943,044         3,825,600           3.2         3.4
Consumer Goods . . . . . . . . . . .        1,375,000         1,854,531           1.5         2.8
Energy . . . . . . . . . . . . . . .       11,072,018        11,071,976           9.3        13.7
Entertainment . . . . . . . . . . ..        5,848,349         6,252,500           5.2         4.2
Financial and Insurance . . . . . ..       17,332,507        19,356,173          16.2        15.3
Financial Services . . . . . . . . .        2,271,873         1,932,500           1.6         0.8
Foods . . . . . . . . . . . . . . ..        2,076,713         2,142,800           1.8         1.8
Health Care . . . . . . . . . . . ..        4,744,320         4,660,157           3.9         5.7
Mining . . . . . . . . . . . . . . .               --                --            --         1.9
Multi-Industry . . . . . . . . . . .        3,584,529         3,703,750           3.1         1.3
Pharmaceuticals . . . . . . . . . ..       11,549,232        12,492,073          10.5        11.6
Real Estate . . . . . . . . . . . ..          732,630           663,063           0.6          --
Retail . . . . . . . . . . . . . . .        1,233,045         1,306,875           1.1         6.4
Technology . . . . . . . . . . . . .       21,380,251        22,161,211          18.6         8.4
Telecommunications . . . . . . . . .        3,596,972         4,009,275           3.4         6.3
Travel and Leisure . . . . . . . . .          322,863           185,575           0.2          --
Utilities . . . . . . . . . . . . ..        1,500,000         1,740,000           1.5         1.7
Short-Term Securities . . . . . . ..        4,308,453         4,308,487           3.6         3.8
                                         ------------      ------------         -----       -----
  TOTAL INVESTMENTS . . . . . . . ..     $112,489,087       116,742,409          97.9        99.4
                                         ============
Other Assets, Net of Liabilities . .                          2,521,470           2.1         0.6
                                                           ------------         -----       -----
  TOTAL NET ASSETS . . . . . . . . .                       $119,263,879         100.0%      100.0%
                                                           ============         =====       =====

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS SEPTEMBER 30,2006--------------------------------------

  Principal                                                           Identified        Value
   Amount                                                               Cost          (Note 1)
 ----------                                                          ----------      ----------
             CONVERTIBLE BONDS AND NOTES -- 55.1%
             AEROSPACE AND DEFENSE -- 4.7%
$1,500,000   AAR Corp. 1.75% 2026 cv. sr. notes (BB-) . . . . . . . $ 1,535,848      $1,554,375
 1,000,000   Alliant Techsystems Inc. 2.75% 2011 cv. sr. sub.
             notes (B2) (Acquired 09/07/06) (1) . . . . . . . . . .   1,009,283       1,038,750
 1,000,000   Ceradyne, Inc. 2.875% 2035 sr. sub. cv. notes (NR) (2)   1,137,110       1,018,750
 2,000,000   DRS Technologies, Inc. 2% 2026 cv. sr. notes (B2)
             (Acquired 01/30/06) (1,2) . . . . . . . . . . . . . ..   2,072,328       1,957,500
                                                                     ----------      ----------
                                                                      5,754,569       5,569,375
                                                                     ----------      ----------
             BANKING/SAVINGS AND LOAN -- 1.3%
 1,500,000   U.S. Bancorp floating rate 2035 cv. sr. deb. (Aa2) . .   1,498,728       1,513,125
                                                                     ----------      ----------
             CONSUMER GOODS -- 1.6%
 1,375,000   Church & Dwight Co., Inc. 5.25% 2033 cv. sr. deb. (Ba2)  1,375,000       1,854,531
                                                                     ----------      ----------
             ENERGY -- 4.5%
 1,000,000   Cameron International Corp. 2.50% 2026 cv. sr.
             notes (Baa1) .  . . . . . . . . . . . . . . . . . . ..     991,819       1,042,500
 1,500,000   Nabors Industries, Inc. 0.94% 2011 sr. exchangeable
             notes (A-)(exchangeable for Nabors Industries Ltd.
             common stock) . . . . . . . . . . . . . . . . . . . ..   1,491,278       1,436,250
 1,000,000   Oil States International, Inc. 2.375% 2025 contingent
             cv. sr. notes (NR). . . . . . . . . . . . . . . . . ..   1,192,005       1,156,250
 1,250,000   Rentech, Inc. 4% 2013 cv. sr. notes (NR) . . . . . . .   1,250,000       1,673,436
                                                                     ----------      ----------
                                                                      4,925,102       5,308,436
                                                                     ----------      ----------
             ENTERTAINMENT -- 5.2%
 2,000,000   EchoStar Communications Corp. 5.75% 2008 cv. sub.
             notes (B1).. . . . . . . . . . . . . . . . . . . . . .   1,995,708       2,015,000
 3,750,000   The Walt Disney Company 2.125% 2023 cv. sr. notes (A3)   3,852,641       4,237,500
                                                                     ----------      ----------
                                                                      5,848,349       6,252,500
                                                                     ----------      ----------
             FINANCIAL AND INSURANCE -- 1.4%
 1,590,000   FTI Consulting, Inc. 3.75% 2012 cv. sr. sub. notes (B1)  1,621,319       1,719,188
                                                                     ----------      ----------
             FINANCIAL SERVICES -- 1.6%
 2,000,000   Euronet Worldwide, Inc. 3.50% 2025 cv. deb. (NR) (2) .   2,271,873       1,932,500
                                                                     ----------      ----------
             FOODS -- 0.9%
 1,000,000   Lehman Brothers Holdings Inc. 3% 2012 medium-term
             notes (A1) (performance linked to General
             Mills, Inc. common stock)(2). . . . . . . . . . . . ..   1,018,713       1,052,000
                                                                     ----------      ----------
             HEALTH CARE -- 3.3%
 1,000,000   American Medical Systems Holdings, Inc. 3.25%
             2036 cv. sr. sub. notes (B3) (2) . . . . . . . . . . .   1,014,625       1,172,500
 1,500,000   Manor Care, Inc. 2.125% 2035 cv. sr. notes (Baa3) . ..   1,700,697       1,846,875
 1,000,000   Omnicare, Inc. 3.25% 2035 cv. sr. deb. (B1) (2) . . ..   1,035,248         895,000
                                                                     ----------      ----------
                                                                      3,750,570       3,914,375
                                                                     ----------      ----------
             MULTI-INDUSTRY -- 3.1%
 1,500,000   LSB Industries, Inc. 7% 2011 cv. sr. sub. deb. (NR) ..   1,500,000       1,916,250
 1,000,000   Lehman Brothers Holdings Inc. 1% 2011 medium-term
             notes (A1)(performance linked to a basket of
             common stocks) (2) . . . . . . . . . . . . . .. . . ..   1,068,812         822,500
 1,000,000   Trinity Industries, Inc. 3.875% 2036 cv. sub.
             notes (Ba3) (2) . . . . . . . . . . . . . . . . . . ..   1,015,717         965,000
                                                                     ----------      ----------
                                                                      3,584,529       3,703,750
                                                                     ----------      ----------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (CONTINUED)-------------------------

  Principal                                                             Identified     Value
   Amount                                                                 Cost       (Note 1)
 ----------                                                            -----------  ------------
           CONVERTIBLE BONDS AND NOTES -- CONTINUED
           PHARMACEUTICALS -- 7.2%
$1,250,000 Amgen Inc. 0.125% 2011 cv. sr. notes (A2)
           (Acquired 02/14/06 - 02/15/06) (1) . . . . . . . . . . . .  $ 1,253,289    $ 1,268,750
   500,000 Amgen Inc. 0.375% 2013 cv. sr. notes (A2)
           (Acquired 02/14/06) (1) . . . . . . . . . . . . . . . . ..      500,000        508,125
 1,000,000 Bristol-Myers Squibb Co. floating rate 2023 cv. sr. deb.(A2)    996,112      1,006,800
 1,000,000 Cephalon, Inc. 2% 2015 cv. sr. sub. notes (B-) . . . . . .      986,452      1,460,000
 1,000,000 Ivax Corp. 4.5% 2008 cv. sr. sub. notes (NR)
           (exchangeable for Teva Pharmaceutical Industries Ltd.
           ADR and cash)  . . . . . . . . . . . . . . . . . . . . . .    1,000,394      1,008,750
   750,000 MedImmune, Inc. 1.375% 2011 cv. sr. notes (BBB) . . . . ..      750,000        814,688
   750,000 MedImmune, Inc. 1.625% 2013 cv. sr. notes (BBB) . . . . ..      750,000        822,188
 1,750,000 Teva Pharmaceutical Finance Co. B.V. 1.75% 2026 cv.
           sr. deb. (Baa2) (exchangeable for Teva Pharmaceutical
           Industries Ltd. ADR) . . . . . . . . . . . . . . . . . . .    1,750,000      1,671,250
                                                                       -----------   ------------
                                                                         7,986,247      8,560,551
                                                                       -----------   ------------
           REAL ESTATE -- 0.4%
   500,000 Archstone-Smith Operating Trust 4% 2036
           exchangeable sr. notes (Baa1) (exchangeable into
           Archstone-Smith Trust common stock) . . . . . . . . . . ..      493,993        521,250
                                                                       -----------   ------------
           RETAIL -- 1.1%
 1,000,000 Amazon.com, Inc. 4.75% 2009 cv. sub. notes (B2) . . . . ..      983,803        976,250
   250,000 Casual Male Retail Group, Inc. 5% 2024 cv. sr.
           sub. notes (NR). . . . . . . . . . . . . . . . . . . . . .      249,242        330,625
                                                                       -----------   ------------
                                                                         1,233,045      1,306,875
                                                                       -----------   ------------
           TECHNOLOGY -- 15.1%
 1,000,000 C&D Technologies, Inc. 5.25% 2025 cv. sr. notes (NR)
           (Acquired 11/16/05) (1) . . . . . . . . . . . . . . . . ..    1,000,000      1,101,250
 2,000,000 Citigroup Funding Inc. 1% 2010 medium-term notes (Aa1)
           (exchangeable for the cash value of a basket of
           technology stocks)(2)  . . . . . . . . . . . . . . .  . ..    2,083,025      1,905,600
 2,000,000 Credit Suisse First Boston (USA), Inc. 15.55% 2007
           equity-linked notes (Aa3) (exchangeable for Corning
           Inc. common stock) . . . . . . . . . . . . . . . . . . . .    2,000,000      2,121,600
 1,000,000 Conexant Systems, Inc. 4% 2026 cv. sub. notes (NR) . . . .      988,790        871,250
 2,000,000 Intel Corp. 2.95% 2035 jr. sub. cv. deb. (A-) (2) . . . ..    1,923,781      1,797,500
 1,750,000 International Rectifier Corp. 4.25% 2007 cv. sub. notes (B1)  1,748,697      1,736,875
 1,500,000 LSI Logic Corp. 4% 2010 cv. sub. notes (B) . . . . . . . .    1,486,262      1,511,250
 1,500,000 Lehman Brothers Holdings Inc. 1% 2009 medium-term notes (A1)
           (performance linked to Microsoft Corp. common stock) (2) .    1,531,266      1,485,900
 1,000,000 Richardson Electronics, Ltd. 8% 2011 cv. sr. sub. notes (NR)
           (Acquired 11/21/05) (1) . . . . . . . . . . . . . . . . ..    1,000,000      1,076,250
 1,100,000 SanDisk Corp. 1% 2013 cv. sr. notes (BB-) . . . . . . . ..    1,108,406      1,053,250
 1,000,000 Sybase, Inc. 1.75% 2025 cv. sub. notes (NR) . . . . . . ..      993,861      1,110,000
 1,000,000 Symantec Corp. 1% 2013 cv. sr. notes (NR)
           (Acquired 06/13/06) (1) . . . . . . . . . . . . . . . . ..      992,802      1,230,000
 1,000,000 Vishay Intertechnology, Inc. 3.625% 2023 cv. sub. notes (B3)    953,750      1,011,250
                                                                       -----------   ------------
                                                                        17,810,640     18,011,975
                                                                       -----------   ------------
           TELECOMMUNICATIONS -- 2.3%
 1,500,000 Tekelec 2.25% 2008 sr. sub. cv. notes (NR) . . . . . . . .    1,506,701      1,464,375
 1,000,000 Time Warner Telecom Inc. 2.375% 2026 cv. sr. deb. (Caa1) .    1,027,271      1,242,500
                                                                       -----------   ------------
                                                                         2,533,972      2,706,875
                                                                       -----------   ------------
           UTILITIES -- 1.5%
 1,500,000 CMS Energy Corp. 2.875% 2024 cv. sr. notes (Ba3) . . . . .    1,500,000      1,740,000
                                                                       -----------   ------------
           TOTAL CONVERTIBLE BONDS AND NOTES . . . . . . . . . . . ..  $63,206,649   $ 65,667,306
                                                                       -----------   ------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (CONTINUED)-------------------------


                                                                           Identified        Value
 Shares                                                                      Cost          (Note 1)
----------                                                               -----------  ------------
           CONVERTIBLE PREFERRED STOCKS -- 17.8%
           AEROSPACE AND DEFENSE -- 0.6%
   40,000  Ionatron, Inc. 6.5% Series A redeemable cv. pfd. (NR)
           (Acquired 10/27/05) (1) . . . . . . . . . . . . . . . . . . .  $1,000,000   $   700,000
                                                                         -----------  ------------
           BANKING/SAVINGS AND LOAN -- 4.3%
   40,000  National Australia Bank Ltd. 7.875% exch. capital units (NR).   1,038,700     1,762,000
   20,000  New York Community Bancorp, Inc. 6% BONUSES units (Baa2). . .   1,306,838       943,000
   35,000  Sovereign Capital Trust IV 4.375% PIERS (Baa2)
           (exchangeable for Sovereign Bancorp, Inc. common stock) (2) .   2,000,260     1,631,875
   15,000  Washington Mutual Capital Trust 5.375% PIERS units (BBB)
           (exchangeable for Washington Mutual, Inc. common stock) . . .     773,125       839,400
                                                                         -----------  ------------
                                                                           5,118,923     5,176,275
                                                                         -----------  ------------
           BUILDING PRODUCTS -- 1.6%
   35,000  TXI Capital Trust I 5.5% SPuRS (B2)
           (exchangeable for Texas Industries, Inc. common stock) . . ..  1,938,970     1,883,000
                                                                         -----------  ------------
           CHEMICALS -- 1.9%
   80,000  Celanese Corp. 4.25% cv. perpetual pfd. (NR) . . . . . . . ..   1,931,748     2,214,400
                                                                         -----------  ------------
           ENERGY -- 3.4%
   25,000  Chesapeake Energy Corp. 4.5% cum. cv. pfd. (B+) . . . . . . .   2,566,320     2,350,000
    9,000  SEMCO Energy, Inc. 5% Series B cv. cum. pfd. (B-) . . . . . .   1,825,096     1,689,750
                                                                         -----------  ------------
                                                                           4,391,416     4,039,750
                                                                         -----------  ------------
           FINANCIAL AND INSURANCE -- 6.1%
   75,000  Citigroup Funding Inc. variable rate exch. notes (Aa1)
           (exchangeable for Genworth Financial, Inc. common stock)  . .   2,212,500     2,486,250
       10  Fannie Mae 5.375% non-cumulative cv. pfd. (Aa3)
           (Acquired 01/11/05) (1) . . . . . . . . . . . . . . . . . . .   1,048,750       965,225
   20,000  Reinsurance Group of America, Inc. 5.75% PIERS (Baa2) . . . .   1,000,000     1,305,000
  100,000  The St. Paul Travelers Companies, Inc. 4.5%
           2032 cv. jr. sub. notes (Baa1) . . . . . . . . . . . . . . ..   2,414,175     2,462,000
                                                                         -----------  ------------
                                                                           6,675,425     7,218,475
                                                                         -----------  ------------
           TOTAL CONVERTIBLE PREFERRED STOCKS . . . . . . . . . . . . .. $21,056,482   $21,231,900
                                                                         -----------  ------------

           MANDATORY CONVERTIBLE SECURITIES -- 17.8% (3)

           CHEMICALS -- 1.4%
   40,000  Huntsman Corp. 5% mandatory cv. pfd. 02/16/08 (NR). . . . . .   2,011,296     1,611,200
                                                                         -----------  ------------
           ENERGY -- 1.4%
   30,000  Bristow Group Inc. 5.5% mandatory cv. pfd. 09/15/09 (NR) . ..   1,505,500     1,471,500
    1,000  Chesapeake Energy Corp. 6.25% mandatory cv. pfd. 06/15/09 (B+)    250,000       252,290
                                                                         -----------  ------------
                                                                           1,755,500     1,723,790
                                                                         -----------  ------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (CONTINUED)-------------------------

                                                                       Identified       Value
  Shares                                                                 Cost          (Note 1)
---------                                                             -----------    ------------
          MANDATORY CONVERTIBLE SECURITIES -- CONTINUED(3)
          FINANCIAL AND INSURANCE -- 8.7%
   7,000  Alleghany Corp. 5.75% mandatory cv. pfd. 06/15/09 (BBB-). . $ 1,852,200     $ 1,988,000
  43,500  E*TRADE Financial Corp. 6.125% equity units 11/18/08 (Ba3).   1,120,063       1,353,720
  30,000  Merrill Lynch & Co., Inc. 6.75%
          mandatorily exchangeable securities 10/15/07 (Aa3)
          exchangeable for Nuveen Investments, Inc. common stock) . .   1,020,000       1,344,300
  80,000  MetLife, Inc. 6.375% common equity units 08/15/08 (BBB+) ..   2,084,000       2,376,800
  45,500  Morgan Stanley, Inc. 5.875%
          mandatorily exchangeable securities 10/15/08 (Aa3)
          exchangeable for Nuveen Investments, Inc. common stock) . .   1,572,500       2,067,065
  45,000  XL Capital, Ltd. 6.5% equity security units 05/15/07 (A3)..   1,137,000       1,031,625
  10,000  XL Capital, Ltd. 7% equity security units 02/15/09 (A3) ...     250,000         257,000
                                                                      -----------    ------------
                                                                        9,035,763      10,418,510
                                                                      -----------    ------------
          FOODS -- 0.9%
  40,000  Lehman Brothers Holdings Inc. 6.25% PIES 10/15/07 (A1)
          exchangeable for General Mills, Inc. common stock) . . .. .   1,058,000       1,090,800
                                                                      -----------    ------------
          PHARMACEUTICALS -- 1.9%
  40,000  Schering-Plough Corp. 6% mand. cv. pfd. 09/14/07 (Baa3) . .   2,050,150       2,223,600
                                                                      -----------    ------------
          TECHNOLOGY -- 3.5%
  30,000  Credit Suisse First Boston (USA), Inc. 5.5% SAILS
          11/15/08 (Aa3) exchangeable for Equinix, Inc.
          common stock) . . . . . . . . . . . . . . . . . . . . . . .   1,069,200       1,659,600
  98,850  The Goldman Sachs Group, Inc. 14.75%
          mandatory exchangeable notes 06/22/07 (NR)
          exchangeable for Advanced Micro Devices, Inc. common stock)
          Acquired 06/14/06) (1) . . . . . . . . . . . . . . . . . ..   2,500,411       2,489,636
                                                                      -----------    ------------
                                                                        3,569,611       4,149,236
                                                                      -----------    ------------

          TOTAL MANDATORY CONVERTIBLE SECURITIES (3) . . . . . . . .. $19,480,320     $21,217,136
                                                                      -----------    ------------

          COMMON STOCKS -- 3.6%

          AEROSPACE AND DEFENSE -- 0.2%
  48,667  Ionatron, Inc. common stock with warrants attached
          Acquired 04/17/05 - 08/08/06) (1,4) . . . . . . . . . . . .     306,098         234,088
                                                                      -----------    ------------
          HEALTH CARE -- 0.6%
  21,115  LifePoint Hospitals, Inc. (4) . . . . . . . . . . . . . . .     993,750         745,782
                                                                      -----------    ------------
          TRAVEL AND LEISURE -- 0.2%
   2,500  Avis Budget Group, Inc. . . . . . . . . . . . . . . . . . .      89,840          45,725
   5,000  Wyndham Worldwide Corp. (4) . . . . . . . . . . . . . . . .     233,023         139,850
                                                                      -----------    ------------
                                                                          322,863         185,575
                                                                      -----------    ------------
          PHARMACEUTICALS -- 1.4%
  26,300  Johnson & Johnson . . . . . . . . . . . . . . . . . . . . .   1,512,835       1,707,922
                                                                      -----------    ------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (CONTINUED)-------------------------

                                                                         Identified         Value
    Shares                                                                Cost           (Note 1)
  ----------                                                          ------------     ------------
               COMMON STOCKS -- CONTINUED

               REAL ESTATE -- 0.1%
      6,250    Realogy Corp. (4) . . . . . . . . . . . . . . . . . .. $    238,637     $    141,813
                                                                      ------------     ------------
               TELECOMMUNICATIONS -- 1.1%
     40,000    AT&T Inc. . . . . . . . . . . . . . . . . . . . . . ..    1,063,000        1,302,400
                                                                      ------------     ------------
               TOTAL COMMON STOCKS . . . . . . . . . . . . . . . . ..    4,437,183        4,317,580
                                                                      ------------     ------------
  Principal
   Amount
 ----------
               SHORT-TERM SECURITIES -- 3.6%

               COMMERCIAL PAPER -- 3.6%
 $4,300,000    American Express Credit Corp. 5.08% 10/02/06 (P1) . ..    4,297,573        4,297,573
                                                                      ------------     ------------
               U.S. GOVERNMENT OBLIGATIONS -- 0.0%
     11,000    U.S. Treasury notes 3.625% 04/30/07 (Aaa) (5) . . . ..       10,880           10,914
                                                                      ------------     ------------
               TOTAL SHORT-TERM SECURITIES . . . . . . . . . . . . .. $  4,308,453     $  4,308,487
                                                                      ------------     ------------

               TOTAL CONVERTIBLE BONDS AND NOTES -- 55.1% . . . . . .   63,206,649       65,667,306
               TOTAL CONVERTIBLE PREFERRED STOCKS -- 17.8% . . . . ..   21,056,482       21,231,900
               TOTAL MANDATORY CONVERTIBLE SECURITIES -- 17.8% . . ..   19,480,320       21,217,136
               TOTAL COMMON STOCKS -- 3.6% . . . . . . . . . . . . ..    4,437,183        4,317,580
               TOTAL SHORT-TERM SECURITIES -- 3.6% . . . . . . . . ..    4,308,453        4,308,487
                                                                      ------------     ------------
               TOTAL INVESTMENTS -- 97.9% . . . . . . . . . . . . . . $112,489,087      116,742,409
                                                                      ============

               OTHER ASSETS AND LIABILITIES, NET -- 2.1% . . . . . ..                     2,521,470
                                                                                       ------------
               TOTAL NET ASSETS -- 100.0% . . . . . . . . . . . . . .                  $119,263,879
                                                                                       ============

(1) Security not registered under the Securities Act of 1933, as amended (i.e., the security was purchased in a Rule 144A or a Reg D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2006 was $12,569,574 which represented 10.5% of the Fund's net assets.
(2) Contingent payment debt instrument which accrues contingent interest. See Note 1(f).
(3) These securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(4)     Non-income producing security.
(5)     Collateral for a letter of credit.


ADR      American Depositary Receipts.
BONUSES  Bifurcated Option Note Unit Securities.
PIES     Premium Income Exchangeable Securities.
PIERS    Preferred Income Equity Redeemable Securities.
SAILS    Shared Appreciation Income Linked Securities.
SPuRS    Shared Preference Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's. NR is used whenever a rating is unavailable.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES---------------------------------------------
                                                                              SEPTEMBER 30, 2006
                                                                              ------------------
ASSETS:
  Investments at value (cost $112,489,087) (Note 1) . . . . . . . . . . . . ..      $116,742,409
  Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           396,037
  Receivable for securities sold . . . . . . . . . . . . . . . . . . . . . . .         1,556,655
  Dividends and interest receivable . . . . . . . . . . . . . . . . . . . . ..           642,258
  Other assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            31,977
                                                                                   -------------
  Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       119,369,336
                                                                                   -------------
LIABILITIES:
  Accrued management fee (Note 2) . . . . . . . . . . . . . . . . . . . . . ..            74,423
  Accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            21,634
  Other liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..             9,400
                                                                                   -------------
  Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..           105,457
                                                                                   -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $119,263,879
                                                                                   =============
NET ASSETS CONSIST OF:
  Undistributed net investment income . . . . . . . . . . . . . . . . . . . ..      $  1,061,023
  Accumulated net realized gain from investment transactions . . . . . . . . .         3,715,465
  Unrealized appreciation on investments . . . . . . . . . . . . . . . . . . .         4,253,322
  Capital shares (Note 3) . . . . . . . . . . . . . . . . . . . . . . . . . ..           124,291
  Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . .       110,109,778
                                                                                   -------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $119,263,879
                                                                                   =============
Net asset value per share ($119,263,879 / 12,429,083 outstanding shares) . . .      $       9.60
                                                                                   =============
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS---------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 2006

INVESTMENT INCOME (NOTE 1):
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  3,097,287
  Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..         2,400,368
  Other income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,000
                                                                                   -------------
   Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..         5,517,655
                                                                                   -------------
EXPENSES (NOTE 2):
  Management fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           831,367
  Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..            17,126
  Transfer agent . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,537
  Audit fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            44,200
  Legal fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           127,417
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           120,875
  Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . ..           104,162
  Administrative services fees . . . . . . . . . . . . . . . . . . . . . . . .            25,000
  Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..            95,299
                                                                                   -------------
   Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..         1,388,983
                                                                                   -------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . ..         4,128,672
                                                                                   -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investment transactions . . . . . . . . . . . . . . .         6,420,502
  Net change in unrealized appreciation of investments . . . . . . . . . . . .       (2,794,837)
                                                                                   -------------
  Net gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . ..         3,625,665
                                                                                   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . .      $  7,754,337
                                                                                   =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
Page 10

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS---------------------------------------------
FOR THE YEARS ENDED SEPTEMBER 30, 2006 AND 2005
                                                                     2006           2005
                                                                ------------   -------------
CHANGE IN NET ASSETS FROM OPERATIONS:
  Net investment income . . . . . . . . . . . . . . . . . . ..  $  4,128,672    $  3,709,734
  Net realized gain from investment transactions . . . . . . .     6,420,502       1,922,040
  Net change in unrealized appreciation of investments . . . .    (2,794,837)      5,219,341
                                                                ------------   -------------
   Net increase in net assets resulting from operations . . ..     7,754,337      10,851,115
                                                                ------------   -------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income . . . . . . . . . . . . . . . . . . ..    (3,815,429)     (3,641,418)
                                                                ------------   -------------
CAPITAL SHARE TRANSACTIONS (NOTE 3) . . . . . . . . . . . . ..       501,102         506,725
                                                                ------------   -------------
CHANGE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . .     4,440,010       7,716,422
Net assets at beginning of period . . . . . . . . . . . . . ..   114,823,869     107,107,447
                                                                ------------   -------------
NET ASSETS AT END OF PERIOD . . . . . . . . . . . . . . . . ..  $119,263,879    $114,823,869
                                                                ============   =============
  Undistributed net investment income at end of period . . . .  $  1,061,023    $    747,780
                                                                ============   =============

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

(a) Organization -- Ellsworth Fund Ltd. (successor to Ellsworth Convertible Growth and Income Fund, Inc. (established in 1986)) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. On February 17, 2006, the Fund was reorganized as a Delaware statutory trust from a Maryland corporation.

(b) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(c) Indemnification -- Under the Fund's organizational documents, each trustee, officer or other agent of the Fund (including the Fund's investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification is considered remote.

(d) Federal Income Taxes -- The Fund's policy is to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. At September 30, 2006, the Fund utilized capital loss carryforward of $3,010,788 available to the extent allowed by tax law to offset net capital gains.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)---------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(e) Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as
of the close of regular trading.   Listed securities, for which no sales were
reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by an independent pricing service. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith by management pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

(f) Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 6 cents per share for the year ended September 30, 2006. In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income. At September 30, 2006 there were unrealized losses of approximately 4 cents per share on contingent payment debt instruments.

(g) Change in Method of Accounting - Effective October 1, 2004, the Fund began amortizing discounts and premiums on all debt securities. Prior to October 1, 2004, the Fund amortized discounts on original issue discount debt securities. The new method of amortization was adopted in accordance with the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and the financial highlights presented herein have been restated to reflect the new method retroactive to October 1, 2001. The effect of this accounting change is included in the financial highlights for the years ended September 30, 2002, 2003 and 2004. The cumulative effect of this accounting change had no impact on the total net assets of the Fund or on distributions for tax purposes, but resulted in a $79,579 increase in the cost of securities held and a corresponding $79,579 reduction in the net unrealized gains based on the securities held on October 1, 2001. These changes had no effect on previously reported total net assets or total returns.

(h) Distributions to Shareholders - Distributions to shareholders from net investment income are recorded by the Fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and capital gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the fiscal years ended September 30, 2006 and 2005 were $3,815,429 and $3,641,418, respectively, both from ordinary income.

At September 30, 2006 the components of distributable net assets and federal tax cost were as follows:

Unrealized appreciation                  	$  8,604,708
Unrealized depreciation                           (4,467,394)
                                                ------------
Net unrealized appreciation                        4,137,314
Undistributed ordinary income                      1,584,336
Undistributed capital gains                        3,308,160
                                                ------------
Total distributable net assets                     9,029,810
                                                ============

Cost for federal income tax purposes            $112,605,095

Page 12
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)---------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(i) Market Risk - It is the Fund's policy to invest at least 65% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes of their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but generally less than that of the underlying common stock. The market value of those securities was $21,217,136 at September 30, 2006, representing 17.8% of net assets.

(j) New Accounting Pronouncements - In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE 2 - MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with Davis-Dinsmore Management Company ("Davis-Dinsmore"). Pursuant to the investment advisory agreement, Davis-Dinsmore provides the Fund with investment advice, office space and facilities. Under the terms of the investment advisory agreement, the Fund pays Davis-Dinsmore on the last day of each month an advisory fee for such month computed at an annual rate of 0.75% of the first $100,000,000 and 0.50% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Fund, pursuant to an administrative services agreement with Davis-Dinsmore, has agreed to pay Davis-Dinsmore for certain accounting and other administrative services provided to the Fund. Under the administrative services agreement, the Fund pays Davis-Dinsmore compensation in the amount of $25,000 per year, payable on a monthly basis.

Certain officers and trustees of the Fund are officers and directors of Davis-Dinsmore.

NOTE 3 - PORTFOLIO ACTIVITY

At September 30, 2006 there were 12,429,083 shares of beneficial interest outstanding, with a par value of $0.01 per share. During the years ended September 30, 2006 and 2005, 66,814 shares and 64,142 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $501,102 and $506,725, respectively.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $67,000,607 and $69,337,731, respectively, for the year ended September 30, 2006.

A distribution of $0.395 per share, consisting of $0.13 from net investment income, and $0.265 long-term capital gains was declared on October 16, 2006, payable November 22, 2006 to shareholders of record at the close of business October 27, 2006.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS------------------------------------------------------------
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                                              YEAR ENDED SEPTEMBER 30,
                                           --------------------------------------------------------
                                               2006       2005        2004        2003      2002
                                           --------------------------------------------------------
OPERATING PERFORMANCE:
Net asset value, beginning of year . . . . $   9.29   $   8.71    $   8.58     $  7.81   $  8.67
                                           --------------------------------------------------------
Net investment income . . . . . . . . . ..     0.33       0.29        0.30(a)     0.32(a)   0.34(a)
  Adjustment for change in
  amortization policy . . . . . . . . . ..       --         --       (0.02)      (0.01)       --
                                           --------------------------------------------------------
   Net investment income, as adjusted . ..     0.33       0.29        0.28        0.31      0.34
                                           --------------------------------------------------------
Net realized and unrealized gain (loss) ..     0.29       0.59        0.35(a)     0.75(a)  (0.76)(a)
  Adjustment for change in
  amortization policy . . . . . . . . . ..       --         --        0.02        0.01        --
                                           --------------------------------------------------------
   Net realized and unrealized
   gain (loss), as adjusted . . . . . . ..     0.29       0.59        0.37        0.76     (0.76)
                                           --------------------------------------------------------
  Total from investment operations . . . .     0.62       0.88        0.65        1.07     (0.42)
                                           --------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income . . .    (0.31)     (0.30)      (0.32)      (0.30)    (0.44)
Distributions from realized gains . . . ..       --         --          --          --        --
                                           --------------------------------------------------------
  Total distributions . . . . . . . . . ..    (0.31)     (0.30)      (0.32)      (0.30)    (0.44)
                                           --------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Effect of rights offering . . . . . . . ..       --         --       (0.20)         --        --
Capital share repurchases . . . . . . . ..       --         --          --          --        --
                                           --------------------------------------------------------
  Total capital share transactions . . . .       --         --       (0.20)         --        --
                                           --------------------------------------------------------
Net asset value, end of year . . . . . . . $   9.60   $   9.29    $   8.71     $  8.58   $  7.81
                                           ========================================================
Market value, end of year . . . . . . . .. $   8.20   $   7.84    $   7.95     $  8.05   $  7.55

Total Net Asset Value Return (%)(b) . . ..      6.8       10.3         5.2        14.0      (5.2)
Total Investment Return (%)(c) . . . . . .      8.8        2.5         2.8        10.8      (4.5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) . . $119,264   $114,824    $107,107     $89,801   $81,125
Ratio of expenses to average net assets (%)     1.2        1.2         1.2         1.2       1.2
Ratio of net investment income to
  average net assets (%) . . . . . . . . .      3.6        3.4         3.2(d)      3.8(d)    4.0(d)
Portfolio turnover rate (%) . . . . . . ..       60         82          70          86        89



--------------
(a)     As previously reported.
(b) Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(c) Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(d) Ratios for 2004, 2003 and 2002 reflect ratios adjusted for change in amortization policy. Ratios previously reported for 2004, 2003 and 2002 were 3.4%, 3.9% and 3.9%, respectively.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
Report of Independent Registered------------------------------------------------
Public Accounting Firm

To the Shareholders and Board of Trustees of Ellsworth Fund Ltd.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Ellsworth Fund Ltd. (formerly Ellsworth Convertible Growth and Income Fund, Inc.) (the "Fund") as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the
period then ended.   These financial statements and financial highlights are
the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three year period ended September 30, 2004 have been audited by other auditors, whose report dated October 29, 2004 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such
opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006,
by correspondence with the custodian.   An audit also includes assessing the
accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ellsworth Fund Ltd. as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 3, 2006

--------------------------------------------------------------------------------
Miscellaneous Notes-------------------------------------------------------------

Automatic Dividend Investment and Cash Payment Plan

The Fund has an Automatic Dividend Investment and Cash Payment Plan (the "Plan"). Any shareholder may elect to join the Plan by sending an application to American Stock Transfer & Trust Company, P.O. Box 922, Church Street Station, NY 10269-0560 (the "Plan Agent"). You may also obtain additional information about the Plan as well as the Plan application by calling the Plan Agent toll free at (800) 937-5449. If your shares are held by a broker or other nominee, you should instruct the nominee to join the Plan on your behalf. Some brokers may require that your shares be taken out of the broker's "street name" and re-registered in your own name. Shareholders should also contact their broker to determine whether shares acquired through participation in the Plan can be transferred to another broker, and thereafter, whether the shareholder can continue to participate in the Plan.

Under the Plan, all dividends and distributions are automatically invested in additional Fund shares. Depending on the circumstances, shares may either be issued by the Fund or acquired through open market purchases at the current market price or net asset value, whichever is lower (but not less than 95% of market price). When the market price is lower, the Plan Agent will combine your dividends with those of other Plan participants and purchase shares in the market, thereby taking advantage of the lower commissions on larger purchases. There is no other charge for this service.

All dividends and distributions made by the Fund (including capital gain dividends and dividends designated as qualified dividend income, which are eligible for taxation at lower rates) remain taxable to Plan participants, regardless of whether such dividends and distributions are reinvested in additional shares of the Fund through open market purchases or through the issuance of new shares. Plan participants will be treated as receiving the cash used to purchase shares on the open market and, in the case of any dividend or distribution made in the form of newly issued shares, will be treated as receiving an amount equal to the fair market value of such shares as of the reinvestment date. Accordingly, a shareholder may incur a tax liability even though such shareholder has not received a cash distribution with which to pay the tax.

Plan participants may also voluntarily send cash payments of $100 to $10,000 per month to the Plan Agent, to be combined with other Plan monies, for purchase of additional Fund shares in the open market. You pay only a bank service charge of $1.25 per transaction, plus your proportionate share of the brokerage commission. All shares and fractional shares purchased will be held by the Plan Agent in your dividend reinvestment account. You may deposit with the Plan Agent any Ellsworth share certificates you hold, for a one-time fee of $7.50.

At any time, a Plan participant may instruct the Plan Agent to liquidate all or any portion of such Plan participant's account. To do so, a Plan participant must deliver written notice to the Plan Agent prior to the record date of any dividend or distribution requesting either liquidation or a share certificate. The Plan Agent will combine all liquidation requests it receives from Plan participants on a particular day and will then sell shares of the Fund that are subject to liquidation requests in the open market. The amount of proceeds a Plan participant will receive shall be determined by the average sales price per share, after deducting brokerage commissions, of all shares sold by the Plan Agent for all Plan participants who have given the Plan Agent liquidation requests.

The Plan Agent or the Fund may terminate the Plan for any reason at any time by sending written notice addressed to Plan participant's address as shown on the Plan Agent's records. Following the date of termination, the Plan Agent shall send the Plan participant either the proceeds of liquidation, or a share certificate or certificates for the full shares held by the Plan Agent in the Plan participant's account. Additionally, a check will be sent for the value of any fractional interest in the Plan participant's account based on the market price of the Fund's shares on that date.

--------------------------------------------------------------------------------
Miscellaneous Notes (continued)-------------------------------------------------

Notice of Privacy Policy
The Fund has adopted a privacy policy in order to protect the confidentiality of nonpublic personal information that we have about you. We receive personal information, such as your name, address and account balances, when transactions occur in Fund shares registered in your name.

We may disclose this information to companies that perform services for the Fund, such as the Fund's transfer agent or proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We will not otherwise disclose any nonpublic personal information about our shareholders or former shareholders to anyone else, except as required by law.

Access to nonpublic information about you is restricted to our employees and service providers who need that information in order to provide services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
--------------------------------------------------------------------------------
For More Information About Portfolio Holdings
In addition to the semi-annual and annual reports that Ellsworth delivers to shareholders and makes available through the Fund's public website, the Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the Fund's first and third fiscal quarters on Form N-Q. Ellsworth does not deliver the schedule of portfolio holdings for the first and third fiscal quarters to shareholders, however the schedule is posted to the Fund's public website, www.ellsworthfund.com. You may obtain the Form N-Q filings by accessing the SEC's website at www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.
--------------------------------------------------------------------------------
Proxy Voting Policies and Procedures / Proxy Voting Record
The Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (973) 631-1177, or at our website at www.ellsworthfund.com. This information is also available on the SEC's website at www.sec.gov. In addition, information on how the Fund voted such proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available without charge at the above sources.
--------------------------------------------------------------------------------
The Fund is a member of the Closed-End Fund Association, a non-profit national trade association (www.cefa.com). Thomas H. Dinsmore is on the Executive Board and is the president of the association. The association is solely responsible for the content of its website.
--------------------------------------------------------------------------------
Disclosure of Portfolio Holdings to Broker-Dealers
From time to time, brokers with whom the Fund's Adviser, Davis-Dinsmore Management Company, has a pre-existing relationship may request that Davis-Dinsmore disclose Fund portfolio holdings to such broker in advance of the public disclosure of such portfolio holdings. Davis-Dinsmore may make such disclosure under the following conditions: (i) the specific purpose of the disclosure is to assist Davis-Dinsmore in identifying potential investment opportunities for the Fund; (ii) prior to the receipt of nonpublic portfolio holdings, the broker, by means of e-mail or other written communication, shall agree to keep the nonpublic portfolio holdings confidential and not to use the information for the broker's own benefit, except in connection with the above described purpose for which it was disclosed; (iii) Davis-Dinsmore shall keep written records of its agreement with each broker to which it distributes nonpublic portfolio holdings; and (iv) Davis-Dinsmore will secure a new agreement with a broker any time the broker directs the nonpublic portfolio holdings to be sent to a new recipient.

--------------------------------------------------------------------------------
------------------------------------TRUSTEES------------------------------------

Each trustee is also a trustee of Bancroft Fund Ltd.(Bancroft)(a closed-end management investment company). Davis-Dinsmore Management Company (Davis-Dinsmore) is the Fund's investment adviser and is also the investment adviser to Bancroft. Because of this connection, the Fund and Bancroft make up a Fund Complex. Therefore, each trustee oversees two investment companies in the Fund Complex.
--------------------------------------------------------------------------------
Personal                        Principal Occupation(s) During Past Five Years;
Information                     Other Directorship(s)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

Gordon F. Ahalt                 Retired. Trustee of Bancroft and Energy
  65 Madison Avenue             Solutions Group Inc. (an energy services
  Suite 550                     company).
  Morristown, NJ 07960
  Term expires 2007
  Trustee since 1986
  Age 78

--------------------------------------------------------------------------------

Elizabeth C. Bogan, Ph.D.       Senior Lecturer in Economics at Princeton
  65 Madison Avenue             University; Trustee of Bancroft.
  Suite 550
  Morristown, NJ 07960
  Term expires 2007
  Trustee since 1986
  Age 62

--------------------------------------------------------------------------------

Donald M. Halsted, Jr.          Retired Business Executive; Trustee of
  65 Madison Avenue             Bancroft.
  Suite 550
  Morristown, NJ 07960
  Term expires 2008
  Trustee since 1986
  Age 79

--------------------------------------------------------------------------------

Duncan O. McKee                 Retired Attorney; Trustee of Bancroft.
  65 Madison Avenue
  Suite 550
  Morristown, NJ 07960
  Term expires 2008
  Trustee since 1996
  Age 75

--------------------------------------------------------------------------------
------------------------------TRUSTEES (CONTINUED)------------------------------


Personal                        Principal Occupation(s) During Past Five Years;
Information                     Other Directorship(s)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED)

Robert J. McMullan              Since 2005, Chief Executive Officer and director
  65 Madison Avenue             of Control Point Solutions, Inc.
  Suite 550                     (a telecommunications service provider). Prior
  Morristown, NJ 07960          to 2004, Senior Vice President and Chief
  Term expires 2009             Financial Officer of Conexant Systems, Inc.
  Trustee since 2004            (a semiconductor manufacturing company);
  Age 52                        Trustee of Bancroft.

--------------------------------------------------------------------------------

Nicolas W. Platt                Since August 2006, Managing Director, Rodman &
  65 Madison Avenue             Renshaw, LLC (a full-service investment bank).
  Suite 550                     Prior to August 2006, President of CNC-US (an
  Morristown, NJ 07960          international consulting company). Prior to
  Term expires 2007             January 2003, Senior Partner of Platt &
  Trustee since 1997            Rickenbach (a public relations firm). Prior to
  Age 53                        May 2001, with WPP Group, UK and its public
                                relations subsidiaries, Ogilvy Public Relations,
                                Burson-Marsteller and Robinson Lehr Montgomery;
                                Trustee of Bancroft.

--------------------------------------------------------------------------------

INTERESTED TRUSTEES

Thomas H. Dinsmore, C.F.A. (1)  Chairman and Chief Executive Officer of the
  65 Madison Avenue             Fund, Bancroft and Davis-Dinsmore; Trustee of
  Suite 550                     Bancroft and director of Davis-Dinsmore.
  Morristown, NJ 07960
  Term expires 2008
  Trustee since 1986
  Chairman of the Board
  since 1996
  Age 53

--------------------------------------------------------------------------------

Jane D. O'Keeffe (1)
  65 Madison Avenue             President of the Fund, Bancroft and
  Suite 550                     Davis-Dinsmore; Trustee of Bancroft and
  Morristown, NJ 07960          director of Davis-Dinsmore.
  Term expires 2009
  Trustee since 1995
  Age 51

--------------------------------------------------------------------------------
(1) Mr. Dinsmore and Ms. O'Keeffe are considered interested persons because they are officers and directors of Davis-Dinsmore. They are brother and sister.

--------------------------------------------------------------------------------
-------------------------------PRINCIPAL OFFICERS-------------------------------

The business address of each officer is 65 Madison Avenue, Suite 550, Morristown, NJ 07960. Officers are elected by and serve at the pleasure of the Board of Trustees. Each officer holds office until the annual meeting to be held in 2007, and thereafter until his or her respective successor is duly elected and qualified.

--------------------------------------------------------------------------------
Personal
Information                     Principal Occupation(s) During Past Five Years
--------------------------------------------------------------------------------

Thomas H. Dinsmore, C.F.A.      Trustee, Chairman and Chief Executive Officer
  (1,2,3) Trustee, Chairman     of the Fund and Bancroft; Director, Chairman and
  and Chief Executive Officer   Chief Executive Officer of Davis-Dinsmore.
  Officer since 1986
  Age 53

--------------------------------------------------------------------------------

Jane D. O'Keeffe (1,2,3)        Trustee and President of the Fund and Bancroft;
  Trustee and President         Director and President of Davis-Dinsmore.
  Officer since 1994
  Age 51

--------------------------------------------------------------------------------

Gary I. Levine                  Executive Vice President and Chief Financial
  Executive Vice President,     Officer of the Fund, Bancroft and Davis-Dinsmore
  Chief Financial Officer and   since 2004. Secretary of the Fund, Bancroft and
  Secretary                     Davis-Dinsmore since 2003. Treasurer of
  Officer since 1986            Davis-Dinsmore since 1997. Vice President of the
  Age 49                        Fund, Bancroft and Davis-Dinsmore from 2002
                                until 2004. Treasurer of the Fund and Bancroft from 1993 until 2004.

--------------------------------------------------------------------------------

H. Tucker Lake, Jr. (2,4)       Vice President of the Fund and Bancroft since
  Vice President                2002, and of Davis-Dinsmore since 1997. Vice
  Officer since 1994            President, Trading, of the Fund and Bancroft
  Age 59                        from 1994 to 2002.

--------------------------------------------------------------------------------

Germaine M. Ortiz               Vice President of the Fund, Bancroft and
  Vice President                Davis-Dinsmore.
  Officer since 1996
  Age 37

--------------------------------------------------------------------------------

Mercedes A. Pierre              Vice President and Chief Compliance Officer
  Vice President and            of the Fund, Bancroft and Davis-Dinsmore since
  Chief Compliance Officer      2004, and Assistant Treasurer from 1998 to 2004.
  Officer since 1998
  Age 45

--------------------------------------------------------------------------------

Joshua P. Lake, C.T.P. (3,4)    Treasurer of the Fund and Bancroft since 2004.
  Treasurer and Assistant       Assistant Secretary of the Fund, Bancroft and
  Secretary                     Davis-Dinsmore since 2002. Assistant Treasurer
  Officer since 2002            of Davis-Dinsmore, also since 2002.
  Age 30

--------------------------------------------------------------------------------
(1) Mr. Dinsmore and Ms. O'Keeffe are brother and sister.
(2) Mr. H. Tucker Lake, Jr. is the cousin of Mr. Dinsmore and Ms. O'Keeffe.
(3) Mr. Joshua P. Lake is the cousin of Mr. Dinsmore and Ms. O'Keeffe.
(4) Mr. H. Tucker Lake, Jr. is the father of Mr. Joshua Lake.


BOARD OF TRUSTEES                            INTERNET
GORDON F. AHALT                              www.ellsworthfund.com
ELIZABETH C. BOGAN Ph.D.                     email: info@ellsworthfund.com
THOMAS H. DINSMORE, C.F.A.
DONALD M. HALSTED, JR.                       INVESTMENT ADVISER
DUNCAN O. MCKEE                              Davis-Dinsmore Management Company
ROBERT J. MCMULLAN                           65 Madison Avenue, Suite 550
JANE D. O'KEEFFE                             Morristown, NJ 07960
NICOLAS W. PLATT                             (973) 631-1177

OFFICERS                                     SHAREHOLDER SERVICES AND TRANSFER AGENT
THOMAS H. DINSMORE, C.F.A.                   American Stock Transfer & Trust Company
Chairman of the Board                        59 Maiden Lane
  and Chief Executive Officer                New York, NY 10038
                                             (800) 937-5449
JANE D. O'KEEFFE                             www.amstock.com
President
                                             BENEFICIAL SHARE LISTING
GARY I. LEVINE                               American Stock Exchange Symbol: ECF
Executive Vice President,
  Chief Financial Officer and Secretary      LEGAL COUNSEL
                                             Ballard Spahr Andrews & Ingersoll LLP
H. TUCKER LAKE, JR.
Vice President                               INDEPENDENT ACCOUNTANTS
                                             Tait, Weller & Baker LLP
GERMAINE M. ORTIZ
Vice President

MERCEDES A. PIERRE
Vice President and
  Chief Compliance Officer

JOSHUA P. LAKE, C.T.P.
Treasurer and Assistant Secretary

JOANN VENEZIA
Assistant Vice President and
  Assistant Secretary

--------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase its own shares from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

                               ELLSWORTH FUND LTD.
                          65 MADISON AVENUE, SUITE 550
                          MORRISTOWN, NEW JERSEY 07960
                              www.ellsworthfund.com


                                     [LOGO]
                                    AMERICAN
                                 STOCK EXCHANGE
                                 --------------
                                     LISTED
                                 --------------
                                     ECF(TM)

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Fund has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. See attached Exhibit EX-99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees determined that Trustee Robert J. McMullan, who is "independent" as such term is used in Form N-CSR, possesses the attributes required to be considered an audit committee financial expert under applicable federal securities laws.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Set forth in the table below are the aggregate fees billed to the Fund by Tait, Weller & Baker LLP ("Tait Weller") for services rendered to the Fund during the Fund's last two fiscal years ended September 30, 2006 and 2005.

  Fiscal YE      Audit     Audit-Related                  All Other
 September 30    Fees        Fees (1)     Tax Fees (3)      Fees
-------------   -------    -------------  ------------    ---------
    2005        $30,000     $10,000 (2)     $2,500           $0
    2006        $31,000     $     0         $2,600           $0

(1) All Audit-Related Fees were pre-approved by the Fund's Audit Committee.
    No Audit-Related Fees were approved by the Fund's Audit Committee pursuant to section 2.01(c)(7)(i)(C) of Regulation S-X, which waives the pre-approval requirement for certain de minimus fees.

(2) Includes fees billed to the Fund by Tait Weller in connection with the Fund's change of accounting practice related to amortization of convertible bond premiums and discounts.

(3) "Tax Fees" include those fees billed by Tait Weller in connection with their review of the Fund's income tax returns for fiscal years 2005 and 2006. All Tax Fees were pre-approved by the Fund's Audit Committee. No Tax Fees were approved by the Fund's Audit Committee pursuant to section 2.01(c)(7)(i)(C) of Regulation S-X, which waives the pre-approval requirement for certain de minimus fees.

Non-Audit Services

     During each of the last two fiscal years ended September 30, 2005 and September 30, 2006, Tait Weller did not provide any non-audit services to the Fund or the Fund's investment adviser, Davis-Dinsmore Management Company ("Davis-Dinsmore") or its affiliates or otherwise bill the Fund or Davis-Dinsmore or its affiliates for any such non-audit services.

Audit Committee Pre-Approval Policies and Procedures

     The Audit Committee pre-approves all audit and permissible non-audit services that are proposed to be provided to the Fund by its independent registered public accountants before they are provided to the Fund. Such pre-approval also includes the proposed fees to be charged by the independent registered public accountants for such services. The Audit Committee may delegate the pre-approval of audit and permissible non-audit services and related fees to one or more members of the Audit Committee who are "independent," as such term is used in Form N-CSR. Any such member's decision to pre-approve audit and/or non-audit services and related fees shall be presented to the full Audit Committee, solely for informational purposes, at their next scheduled meeting.

     The Audit Committee also pre-approves non-audit services to be provided by the Fund's independent registered public accountants to the Fund's investment adviser if the engagement relates directly to the operations and financial reporting of the Fund and if the Fund's independent auditors are the same as, or affiliated with, the investment adviser's auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Fund has a designated Audit Committee in accordance with
Section 3(a)(58)(A) of the Exchange Act and the members of such committee are:

ELIZABETH C. BOGAN, PH.D.

DONALD M. HALSTED, JR.

ROBERT J. MCMULLAN

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders, filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                                Bancroft Fund Ltd.
                                Ellsworth Fund Ltd.
                        Davis-Dinsmore Management Company
                             Proxy Voting Guidelines

                            (Adopted April 14, 2003)

These proxy voting guidelines have been adopted by the Boards of Trustees of Bancroft Fund Ltd. and Ellsworth Fund Ltd. (collectively, the "Funds"), as well as by the Board of Directors of Davis-Dinsmore Management Company
("Davis-Dinsmore").

The Boards of Trustees of the Funds have delegated to Davis-Dinsmore responsibility for voting proxies received by the Funds in their capacities as shareholders of various companies. The Boards recognize that, due to the nature of the Funds' investments, the Funds do not frequently receive proxies.

Davis-Dinsmore exercises its voting responsibility with the overall goal of maximizing the value of the Funds' investments. The portfolio managers at Davis-Dinsmore oversee the voting policies and decisions for the Funds.
In evaluating voting issues, the portfolio managers may consider information from many sources, including management of a company presenting a proposal, shareholder groups, research analysts, and independent proxy research services.

Set forth below are the proxy voting guidelines:

A.   Matters Related to the Board of Directors

     1. The Funds generally will support the election of nominees recommended by management for election as directors. In determining whether to support a particular nominee, Davis-Dinsmore will consider whether the election of that nominee will cause a company to have less than a majority of independent directors.

     2. The Funds generally will support proposals to de-classify boards of directors if fewer than 66 2/3% of the directors are independent, and will generally vote against proposals to classify boards of directors.

     3. The Funds generally will withhold a vote in favor of a director who has served on a committee which has approved excessive compensation arrangements or proposed equity-based compensation plans that unduly dilute the ownership interests of stockholders.

B.   Matters Related to Independent Auditors

     1. The Funds generally will vote in favor of independent accountants approved by the company. Prior to such vote, however, Davis-Dinsmore will take into consideration whether non-audit fees make up more than 50 to 75% of the total fees paid by the company to the independent auditors, and the nature of the non-audit services provided.

C.   Corporate Governance Matters

     1. As a general rule, the Funds will vote against proposals recommended by management of a company that are being made primarily to implement anti-takeover measures, and will vote in favor of proposals to eliminate policies that are primarily intended to act as anti-takeover measures.

     2. Subject to the other provisions of these guidelines, including without limitation provision C.1. above, the Funds generally will vote in accordance with management's recommendations regarding routine matters, including the following:

          a.   Fixing number of directors;

          b.   Stock splits; and

          c.   Change of state of incorporation for specific corporate purposes.

D.   Matters Related to Equity-Based Compensation Plans

     1. The Fund generally will vote in favor of broad-based stock option plans for executives, employees or directors which would not increase the aggregate number of shares of stock available for grant under all currently active plans to over 10% of the total number of shares outstanding.

     2. The Funds generally will vote in favor of employee stock purchase plans and employee stock ownership plans permitting purchase of company stock at 85% or more of fair market value.

E.   Contested Matters

     1. Contested situations will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.

F.   Miscellaneous Matters

     1. The Funds may in their discretion abstain from voting shares that have been recently sold.

     2. The Funds generally will abstain from voting on issues relating to social and/or political responsibility.

     3. Proposals that are not covered by the above-stated guidelines will be evaluated on a case by case basis by the portfolio manager at Davis-Dinsmore principally responsible for the particular portfolio security.


G.   Material Conflicts of Interest

     1. Conflicts of interest may arise from time to time between Davis-Dinsmore and the Funds. Examples of conflicts of interests include:

          a. Davis-Dinsmore may manage a pension plan, administer employee benefit plans, or provide services to a company whose management is soliciting proxies;

          b. Davis-Dinsmore or its officers or directors may have a business or personal relationship with corporate directors, candidates for directorships, or participants in proxy contests;

          c. Davis-Dinsmore may hold a position in a security contrary to shareholder interests.

     2. If a conflict of interest arises with respect to a proxy voting matter, the portfolio manager will promptly notify the Funds' Audit Committee and counsel for independent directors and the proxies will be voted in accordance with direction received from the Audit Committee.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) (1) Mr. Thomas H. Dinsmore, Chairman and Chief Executive Officer, serves as the Portfolio Manager of the Registrant. He has served in that capacity since 1996. This information is as of November 13, 2006. Mr. Dinsmore usually receives investment recommendations from a team of research analysts prior to making investment decisions about transactions in the portfolio.

(2) The following table provides information relating to other (non-registrant) accounts where this portfolio manager is primarily responsible for day-to-day management as of November 13, 2006. The portfolio manager does not manage such accounts or assets with performance-based advisory fees, or other pooled investment vehicles.

                    Registered Investment     Other Pooled           Other
Portfolio Manager   Companies                 Investment Vehicles    Accounts
------------------  ---------------------     --------------------   --------
Thomas H. Dinsmore  Number:  1                        n/a               n/a

                    Assets:  $126,846,701             n/a               n/a

Mr. Dinsmore is the Portfolio Manager of one other account, Bancroft Fund Ltd. (Bancroft), a registered investment company with total net assets of $126,846,701 as of October 31, 2006. Mr. Dinsmore is Chairman and Chief Executive Officer of Bancroft. This information is as of November 13, 2006.
The Registrant and Bancroft have similar investment objectives and strategies. As a result, conflicts of interest may arise between the two funds if a security is not available in a sufficient amount to fill open orders for both funds. To deal with these situations, the investment adviser for the Registrant and Bancroft has adopted Trade Allocation Procedures (the "Allocation Procedures"). The Allocation Procedures set forth a method to allocate a partially filled order among the funds. Pursuant to the method, the amount of shares that each fund purchases is allocated pro rata based on the dollar amount of each fund's intended trade or, if the order is subject to a minimum lot size, as closely as possibly to pro rata.

The Allocation Procedures permit the adviser to allocate an order in a way that is different from the method set forth above if (i) each fund is treated fairly and equitably and neither fund is given preferential treatment, and (ii) the allocation is reviewed by the adviser's chief compliance officer.

(3) The Portfolio Manager is compensated by Davis-Dinsmore Management Company, the Adviser, through a three-component plan, consisting of a fixed base salary, annual cash bonus, and benefit retirement plan. His compensation is reviewed and approved by the Adviser's Board of Directors annually. His compensation may be adjusted from year to year based on the perception of the Adviser's Board of Directors of the portfolio manager's overall performance and his management responsibilities. His compensation is not based on (i) a formula specifically tied to the performance of the Registrant or Bancroft, including performance against an index, or (ii) the value of assets held in the Registrant's portfolio.

(4) As of November 13, 2006, Mr. Dinsmore's beneficial ownership in the Registrant's shares was in the range of $100,001-$500,000.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act
(15 U.S.C. 781).

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A (17 CFR 240.14a-101), or this Item 10 of Form N-CSR.

ITEM 11. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of November 28, 2006, an evaluation was performed under the supervision and with the participation of the officers of Ellsworth Fund Ltd. (the "Registrant"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of November 28, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A code of ethics that applies to the Fund's principal executive officer and principal financial officer is attached hereto.

(a)(2) Certifications of the principal executive officer and the principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) There were no written solicitations to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 during the period covered by the report.

(b) Certifications of the principal executive officer and the principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: November 28, 2006

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board and
    Chief Executive Officer
    (Principal Executive Officer)

Date: November 28, 2006

By: /s/Gary I. Levine
    Gary I. Levine
    Chief Financial Officer
    (Principal Financial Officer)

Date: November 28, 2006